Income taxes - Provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Federal	$ 75	$ 10,000
State	(114)	4,114
Foreign	240,105	73,768
Total current expense	240,066	87,882
Deferred income tax:
Federal	0	0
State	0	0
Foreign	65,592	0
Total deferred expense	65,592	0
Total provision for income tax	$ 305,658	$ 87,882